Income taxes (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Net income from cash flow hedge	[1]	$ (728)	$ 20,648	$ 17,563
Actuarial gains and losses deriving from defined benefit plans		47,228	(659,198)	(314,541)
Charge to equity		$ (46,500)	$ 638,550	$ 296,978

[1]	These items will be reclassified to Consolidated Statement of Income once they are settled.